Cover	Sep. 09, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002126151
Document Type	S-6
Entity Registrant Name	Advisors Disciplined Trust 2356
Document Period End Date	Sep. 09, 2026